UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-777-0102

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 99.5%
Arizona — 3.5%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	$3,705,000	$3,973,168
Phoenix, AZ, Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC	5.250%	7/1/22	3,000,000	3,048,330	(a)
Phoenix, AZ, GO	5.000%	7/1/27	1,000,000	1,052,440	(b)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	10,000,000	8,885,600
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	10,040,000	8,577,373
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	1,890,120
Total Arizona				27,427,031
California — 14.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.125%	4/1/39	21,700,000	22,181,089
California EFA Revenue	5.625%	7/1/23	1,170,000	959,587
California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center	5.000%	8/15/34	7,000,000	6,616,540
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	3,100,000	2,825,557	(a)
Home Mortgage	4.800%	8/1/37	10,000,000	8,190,500	(a)
California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC	5.350%	12/1/27	5,000,000	5,023,200
California Statewide CDA Revenue:
Methodist Hospital Project, FHA	6.625%	8/1/29	5,885,000	6,690,303
St. Joseph Health System, FGIC	5.750%	7/1/47	3,000,000	3,095,820
Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC	5.000%	10/1/29	7,375,000	6,617,883
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	6.750%	6/1/39	6,000,000	7,058,460	(b)
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,706,822
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	12,000,000	12,670,320
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	6,852,950
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	3,340,000	3,167,522
Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, NATL	5.375%	2/1/19	1,145,000	1,147,336
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,202,059
San Mateo County Community College District, COP, NATL	5.000%	10/1/25	3,000,000	3,488,820	(b)
Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, NATL	5.000%	6/1/23	2,500,000	2,457,050
Total California				111,951,818
Colorado — 8.1%
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	13,606,386	(a)(c)
Denver, CO, City & County Airport Revenue, Unrefunded Balance	6.125%	11/15/25	13,630,000	13,632,453	(a)
El Paso County, CO, COP, Detention Facility Project, AMBAC	5.000%	12/1/23	1,700,000	1,751,697
Garfield County, CO, GO:
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/23	2,300,000	2,416,495
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/25	1,000,000	1,045,280

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$20,000,000	$22,093,800
University of Colorado, COP, Master Lease Purchase Agreement, AMBAC	5.000%	6/1/28	7,320,000	8,204,915	(b)
Total Colorado				62,751,026
Connecticut — 0.1%
Connecticut State HEFA Revenue, Child Care Facilities Project, AMBAC	5.625%	7/1/29	970,000	978,488
Delaware — 1.3%
Delaware State EDA Revenue, PCR, Refunding, Delmarva Project, AMBAC	5.200%	2/1/19	10,000,000	10,225,500
District of Columbia — 2.0%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	14,800,000	15,169,852
Florida — 8.4%
Florida State Board of Education Capital Outlay, GO, Public Education, Refunding, AGM	5.000%	6/1/24	5,000,000	5,226,400
Florida State Department of Transportation, GO, Right of Way Project, FGIC	5.000%	7/1/25	1,465,000	1,554,233
Jacksonville, FL, Electric Authority, Electric System Revenue	5.000%	10/1/28	3,305,000	3,362,209
Jacksonville, FL, Health Facilities Authority Revenue, Brooks Health System	5.250%	11/1/38	5,620,000	5,402,394
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	6,500,000	6,845,735	(a)
Miami Beach, FL, Stormwater Revenue, FGIC	5.375%	9/1/30	1,290,000	1,297,069
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,043,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	10,717,311
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,354,610
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,627,040
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,141,200
South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC	5.000%	7/1/20	2,500,000	2,499,975
Total Florida				65,071,976
Georgia — 3.8%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	13,761,930
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,853,009
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	3,946,600
Private Colleges & Universities Authority Revenue:
Mercer University Project	5.750%	10/1/21	2,180,000	2,395,188	(b)
Mercer University Project, Refunding	5.250%	10/1/25	2,000,000	1,872,500
Mercer University Project, Refunding	5.375%	10/1/29	1,000,000	914,550
Total Georgia				29,743,777
Illinois — 2.9%
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,699,109
Alexian, AGM	5.500%	1/1/28	12,530,000	13,294,455
Memorial Health System	5.500%	4/1/39	7,000,000	6,931,190
Total Illinois				22,924,754
Indiana — 1.4%
Indianapolis, IN, Thermal Energy System	5.000%	10/1/25	5,000,000	5,348,650	(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana — continued
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	$5,000,000	$5,356,250
Total Indiana				10,704,900
Kentucky — 2.1%
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare	6.125%	2/1/37	5,000,000	5,207,750
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,500,000	11,100,375
Total Kentucky				16,308,125
Maine — 0.2%
Maine State Housing Authority Mortgage Revenue	5.300%	11/15/23	1,770,000	1,791,647
Maryland — 1.0%
Baltimore, MD, Project Revenue:
Refunding, Wastewater Projects, FGIC	5.125%	7/1/32	2,500,000	2,548,950
Refunding, Wastewater Projects, FGIC	5.200%	7/1/32	2,000,000	2,042,460
Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue	5.000%	11/15/26	3,075,000	3,508,606	(b)
Total Maryland				8,100,016
Massachusetts — 3.9%
Massachusetts Bay Transportation Authority, Sales Tax Revenue	5.500%	7/1/30	2,430,000	2,472,501	(b)
Massachusetts DFA Revenue, Merrimack College Issue, NATL	5.200%	7/1/32	1,125,000	998,550
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,099,060
Boston University AMBAC	5.000%	10/1/39	3,500,000	3,473,120
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	1,500,000	1,502,745
Suffolk University	5.750%	7/1/39	9,000,000	9,161,640
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,536,150
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL/FGIC	5.500%	1/1/34	4,000,000	4,334,960
Total Massachusetts				30,578,726
Michigan — 1.9%
Michigan State COP:
AMBAC	5.500%	6/1/19	2,345,000	2,374,711	(b)
AMBAC	5.500%	6/1/27	6,000,000	6,076,020	(b)
Michigan State Hospital Finance Authority Revenue, Refunding, Trinity Health Credit	5.375%	12/1/23	1,500,000	1,531,095
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,750,480
Total Michigan				14,732,306
Minnesota — 0.2%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	1,500,000	1,507,770
Missouri — 1.8%
Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, AGM	5.100%	3/1/22	1,500,000	1,607,865
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,065,560
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,109,380

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri — continued
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	$5,000,000	$5,198,100
Total Missouri				13,980,905
Montana — 1.0%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	9,330,000	7,679,057	(a)
Nebraska — 0.4%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,126,540
Nevada — 1.7%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	12,849,705
New Jersey — 6.6%
New Jersey Health Care Facilities Financing Authority Revenue, Robert Wood Johnson University Hospital	5.700%	7/1/20	8,000,000	8,032,720
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,080,144
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, Student Loan, AGC	6.125%	6/1/30	10,000,000	10,688,900	(a)(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	6,915,000	7,571,303
New Jersey State Transportation Trust Fund Authority, Transportation Systems	0.000%	12/15/28	31,000,000	10,456,920
South Jersey Port Corp., New Jersey Revenue, Refunding	5.000%	1/1/26	1,350,000	1,387,503
Total New Jersey				51,217,490
New Mexico — 0.7%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,501,000
New York — 9.7%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	13,000,000	13,146,120
Goldman Sachs Headquarters	5.500%	10/1/37	8,985,000	9,151,672
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	27,506,115
New York City, NY, Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, FGIC	5.000%	7/1/25	5,100,000	5,268,096
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.250%	6/15/25	6,000,000	6,223,080
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,071,440
New York State Dormitory Authority Revenue, Willow Towers Inc. Project, GNMA-Collateralized	5.250%	2/1/22	1,000,000	1,042,910
New York State Thruway Authority, Highway & Bridge Transportation Fund, FGIC	5.400%	4/1/17	3,000,000	3,042,150	(b)
Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute	5.000%	3/1/26	5,720,000	5,944,910
Total New York				75,396,493
North Carolina — 0.5%
Harnett County, NC, GO, Refunded Custody Receipts, AMBAC	5.250%	6/1/24	1,615,000	1,736,044

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/23	$1,000,000	$942,540
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/33	1,250,000	1,074,700
Total North Carolina				3,753,284
North Dakota — 1.8%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	5.625%	1/1/39	13,125,000	13,693,181
Ohio — 3.8%
Garfield Heights, OH, City School District, School Improvement, AGM	5.000%	12/15/22	1,000,000	1,056,670
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC	5.250%	5/15/23	2,000,000	2,035,240
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/32	5,075,000	5,096,670
Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners	5.375%	10/1/30	7,500,000	7,523,775
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	5,990,000	6,010,186
Ohio State Revenue, Revitalization Project, AMBAC	5.000%	4/1/21	1,805,000	1,932,632
Steubenville, OH, Hospital Revenue	6.375%	10/1/20	1,500,000	1,553,010	(b)
Summit County, OH, GO:
FGIC	5.000%	12/1/21	1,000,000	1,053,080
FGIC	5.000%	12/1/22	500,000	525,190
Trumbull County, OH, GO, NATL	5.200%	12/1/20	1,500,000	1,572,780
Warrensville Heights, OH, GO, City School District, School Improvements, FGIC	5.625%	12/1/20	1,500,000	1,569,660	(b)
Total Ohio				29,928,893
Oregon — 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.750%	5/1/16	3,210,000	3,320,264
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	1,680,000	1,684,183	(a)
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	1,000,000	1,008,520
Total Oregon				6,012,967
Pennsylvania — 1.4%
Pennsylvania State, Public School Building Authority, Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	10,755,000	10,784,684
Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	8,000,000	8,269,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	15,000,000	14,976,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	4,000,000	4,184,040
Total Puerto Rico				27,430,240
Rhode Island — 0.7%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,539,100
South Carolina — 0.7%
Berkeley County, SC, Water & Sewer Revenue, AGM	5.000%	6/1/23	2,025,000	2,150,327

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina — continued
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	$3,000,000	$3,199,530
Total South Carolina				5,349,857
Tennessee — 1.6%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	880,000	881,047
Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, AMBAC	5.125%	11/1/21	5,420,000	6,035,929	(b)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	6,000,000	5,857,740
Total Tennessee				12,774,716
Texas — 3.9%
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	5,000,000	3,597,450	(a)
Dallas-Fort Worth, TX, International Airport Revenue, NATL	6.000%	11/1/23	5,000,000	5,018,350	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,216,090	(c)
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,126,100
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	15,417,000
Total Texas				30,374,990
Virginia — 0.4%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02	5.875%	6/1/17	3,000,000	3,105,510
West Virginia — 0.1%
West Virginia State Housing Development Fund, Housing Finance Revenue	5.300%	5/1/24	900,000	908,613
Wisconsin — 1.4%
Wisconsin State General Revenue, Appropriation Revenue	6.000%	5/1/36	7,500,000	8,283,150
Wisconsin State HEFA Revenue:
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	1,100,000	1,102,475
Medical College of Wisconsin Inc. Project, NATL	5.400%	12/1/16	1,250,000	1,250,300
Total Wisconsin				10,635,925
Wyoming — 1.8%
Wyoming CDA, Housing Revenue	5.600%	6/1/35	13,890,000	14,007,232	(a)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $731,251,316)				774,018,094
SHORT-TERM INVESTMENTS — 0.5%
Massachusetts — 0.0%
Massachusetts State HEFA Revenue, Baystate Medical Center Inc., LOC-JPMorgan Chase	0.120%	3/1/10	100,000	100,000	(f)
Missouri — 0.1%
Missouri State HEFA Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	700,000	700,000	(f)
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, SPA-Dexia Credit Local	0.120%	3/1/10	1,800,000	1,800,000	(f)
Tennessee — 0.0%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc. Project, LOC-Bank of America N.A.	0.160%	3/1/10	230,000	230,000	(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia — 0.1%
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wachovia Bank N.A.	0.130%	3/1/10	$800,000	$800,000	(f)
TOTAL SHORT-TERM INVESTMENTS (Cost — $3,630,000)				3,630,000
TOTAL INVESTMENTS — 100.0% (Cost — $734,881,316#)				$777,648,094
(a)			Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)			Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)			Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(e)			All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#			Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Community Development Authority
COP	- Certificate of Participation
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
FHA	- Federal Housing Administration
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
LIQ	- Liquidity Facility - Insured Bonds
LOC	- Letter of Credit - Insured Bonds
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Summary of Investments by Industry *

Health Care	20.4%
Transportation	12.3
Power	10.7
Pre-Refunded/Escrowed to Maturity	9.8
Housing	8.7
Industrial Revenue	8.6
Education	7.9
Special Tax Obligation	7.5
Leasing	4.7
Water & Sewer	3.7
Local General Obligation	1.9
Other	1.6
Solid Waste/Resource Recovery	1.0
State General Obligation	0.7
Short-term Investments	0.5
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	12.8%
AA/Aa	32.7
A	46.0
BBB/Baa	3.3
BB/Ba	0.9
CCC/Caa	0.5
A-1/VMIG1	0.5
NR	3.3
100.0%

†As a percentage of total investments.

‡ In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$774,018,094	—	$774,018,094
Short-term investments†	—	3,630,000	—	3,630,000
Total investments	—	$777,648,094	—	$777,648,094

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,866,658
Gross unrealized depreciation	(6,099,880)
Net unrealized appreciation	$42,766,778

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 21, 2010